SCHEDULE OF OTHER INFORMATION ABOUT LEASES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Lessee Disclosure [Abstract]
Operating cash flows used in operating leases	$ 30,692	$ 21,795
Operating cash flows used in finance leases	171,339	175,885
Financing cash flows used in finance leases	1,553,954	1,374,888
Right-of-use assets obtained in exchange for new operating lease liabilities	90,342	65,667
Right-of-use assets obtained in exchange for new finance lease liabilities	$ 1,767,504	$ 2,153,607	$ 2,395,513
Weighted-average remaining lease term-operating	1 year 5 months 8 days	1 year 4 months 28 days
Weighted-average remaining lease term-finance	3 years 2 months 4 days	3 years 2 months 1 day
Weighted average discount rate-operating	4.00%	4.00%
Weighted average discount rate-finance	6.22%	5.45%